Income Tax - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal
Income tax provision	$ 178,000	$ 185,000	$ 14,000
CIK 001836707 SBEA Merger Sub LLC
Federal
Deferred	285,906
Change in valuation allowance	$ (285,906)